Derivatives and Hedging Activities - Fair Value of Derivative Financial Instruments and Balance Sheet Classification (Q2) (Details) - Derivatives Designated as Hedging Instruments - USD ($)
$ in Thousands
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Liabilities Derivatives, Fair Value	$ 0	$ 0	$ 0
Interest Rate Caps
Derivative [Line Items]
Asset Derivatives, Fair Value	$ 112	$ 9	$ 27